Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
Note 14 - Leases

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company would exercise the option.

The components of lease expense and supplemental cash flow information related to leases for   the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands
Components of lease expense
Operating lease cost	4,298	4,014	4,428
Short-term lease cost	60	62	52
Variable lease cost	255	185	99
Total lease expenses	4,613	4,261	4,579

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	3,950	3,913	4,497

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	2,471	3,503	1,300

Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2024

Weighted-average remaining operating lease term	6.09
Weighted-average discount rate of operating leases*	4.93%

* The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2024, were as follows:

$ thousands

2025	3,348
2026	3,045
2027	2,779
2028	2,638
2029	2,613
2030 and thereafter	3,924
Total undiscounted lease payments	18,347
Less: imputed interest	2,440

Present value of lease liability	15,907